FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities	$ 15,576	$ 6,988
Lease liabilities	354	295
Borrowings	2,014	$ 1,793	$ 4,502
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities
Lease liabilities	427
Borrowings	208
Convertible bond	2,427
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities
Lease liabilities	410
Borrowings	225
Convertible bond	16,555
Later Than One Year And Not Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities
Lease liabilities	1,885
Borrowings	1,562
Convertible bond
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities	15,576
Lease liabilities	2,979
Borrowings	2,044
Convertible bond	19,628
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities	15,576
Lease liabilities	2,372
Borrowings	2,014
Convertible bond	14,647
Remainder Year [Member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities	15,576
Lease liabilities	257
Borrowings	49
Convertible bond	$ 646